Risk/Return Detail Data - FidelityGlobalCreditFund-RetailPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global Credit Fund /Fidelity® Global Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global Credit Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.50%
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57 % of the average value of its portfolio.
Portfolio Turnover, Rate	57.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities. Allocating investments across different market sectors, countries, and regions, including the United States. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Investing in contingent convertible securities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund was named Fidelity ® Global Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	9.80%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(11.21%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | Fidelity Global Credit Fund
Risk/Return:
2015	(5.00%)
2016	2.65%
2017	8.90%
2018	(2.82%)
2019	14.64%
2020	8.36%
2021	(0.63%)
2022	(19.73%)
2023	7.14%
2024	8.42%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Global Credit Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.42%
Past 5 years	0.08%
Past 10 years	1.74%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | After Taxes on Distributions | Fidelity Global Credit Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	6.80%
Past 5 years	(1.45%)
Past 10 years	0.57%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | After Taxes on Distributions and Sales | Fidelity Global Credit Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.96%
Past 5 years	(0.55%)
Past 10 years	0.85%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | LB135
Risk/Return:
Label	Bloomberg Global Aggregate Bond Index
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Past 10 years	0.15%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | IXZM6
Risk/Return:
Label	Fidelity Global Credit Fund Linked Index℠
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	1.91%
FidelityGlobalCreditFund-RetailPRO | Fidelity Global Credit Fund | LB324
Risk/Return:
Label	Bloomberg Global Aggregate Credit Index (Hedged USD)
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	2.46%